Shareholder Report, Holdings (Details) - Fundstrat Granny Shots US Large Cap ETF	Oct. 31, 2025
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%